Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures
Short-term employee benefits	€ 2,889	€ 4,657
Termination remuneration		52
Post-employment benefits	84	45
Share-based payment remuneration	10,630	7,364
Success fees and JSOP		(4,568)
Total	€ 13,603	€ 7,550